SIGNIFICANT EVENTS DURING THE CURRENT REPORTING PERIOD	6 Months Ended
Jun. 30, 2021
SIGNIFICANT EVENTS DURING THE CURRENT REPORTING PERIOD
SIGNIFICANT EVENTS DURING THE CURRENT REPORTING PERIOD

NOTE 3 - SIGNIFICANT EVENTS DURING THE CURRENT REPORTING PERIOD:

a.Movantik® License Agreement amendment

In connection with the agreements mentioned in 1a(2), in April 2020, RedHill Inc. made an upfront payment of $52.5 million to AstraZeneca. Under the terms of the License Agreement, as amended on July 14, 2020, RedHill Inc. agreed to pay a further noncontingent payment of $15.5 million in December 2021. On March 11, 2021, RedHill Inc and AstraZeneca signed an amendment to the License Agreement. Pursuant to which, the $15.5 million payment due in December 2021 will be adjusted to gradual payments starting in March 2021 and ending in December 2022, totaling $16 million. The amendment is not considered a substantial modification of the terms and resulted in an adjustment of approximately $0.5 million in the carrying amount of the payable in respect of intangible assets purchase and a corresponding charge in the statements of comprehensive loss, under financial expenses.

b.	During the six months ended June 30, 2021, the Company issued 7,836,209 and 428,421 ADSs for net proceeds of approximately $58 million from underwritten offerings and $3 million from options exercises, respectively.
c.	On February 22, 2021, Aether Therapeutics Inc., filed a complaint against the Company in the United States District Court for the District of Delaware ("Aether Litigation"). The complaint asserts that the Company's marketing of the Movantik® product infringes U.S. Patent No’s. 6,713,488, 8,748,448, 8,883,817 and 9,061,024 held by Aether Therapeutics Inc., or the Aether Patents. Aether has asserted the Aether Patents against other entities previously involved in the marketing of the Movantik® product. The complaint requests customary remedies for patent infringement, including (i) a judgment that the Company has infringed, contributed to and induced infringement of the Aether patents, (ii) damages, (iii) attorneys’ fees and (iv) costs and expenses. the Company intends to vigorously defend itself against these claims. Given the early stage of the Aether Litigation, the Company is unable to predict the likelihood of success of the claims of Aether Therapeutics Inc. or to quantify any risk of loss.
d.	Write-downs of inventories to net realizable value amounted to $1.2 million in the six months ended June 30, 2021. These were recognized as an expense, included in cost of revenues in the statement of comprehensive loss.